Prepackaged Chapter 11 Case (Tables)	12 Months Ended
Dec. 31, 2024
Prepackaged Chapter 11 Case [Abstract]
Schedule of Liabilities Subject to Compromise in the Consolidated Balance Sheet

The following table sets forth, as of December 31, 2024, information about the amounts presented as liabilities subject to compromise in the consolidated balance sheet (in thousands):

As of December 31, 2024
Convertible senior notes	291,577
Total liabilities subject to compromise	$291,577

Schedule of Expenses during Bankruptcy Proceedings Recorded in Reorganization Items

Additionally, certain expenses resulting from and recognized during the bankruptcy proceedings are recorded in Reorganization items, net in the consolidated statement of operations. Reorganization items, net consisted of the following (in thousands):

Year Ended December 31, 2024
Debt valuation adjustments	$2,438
Professional fees	3,126
Total reorganization items, net	$5,564

Schedule of Condensed Financial Statements of the Debtor

The financial statements below represent the condensed financial statements of the Debtor as of December 31, 2024 and for the year ended December 31, 2024:

As of December 31, 2024
ASSETS
Cash and cash equivalents	$5,356
Restricted cash	839
Investments in subsidiaries	253,210
Other assets	1,343
Total assets	$260,748

LIABILITIES AND STOCKHOLDERS’ EQUITY
Other liabilities	116
Due to affiliates	—
Long-term debt	—
Liabilities subject to compromise	291,577
Total liabilities	291,693
Total stockholders’ equity	(30,945)
Total liabilities and stockholders’ equity	$260,748
Year Ended December 31, 2024
Noninterest income:
Gain on debt extinguishment	$—
Other income	943
Total noninterest income	943

Expenses:
Professional fees	2,727
Interest expense on corporate debt	3,428
Other expenses	738
Total expenses	6,893

Loss from continuing operations before reorganization items and provision for income taxes	(5,950)
Reorganization items, net	5,564
Loss from continuing operations before provision for income taxes	(11,514)
Provision for income taxes from continuing operations	—
Net loss from continuing operations	$(11,514)
Net loss from discontinued operations	$(205)
Net loss	$(11,719)
Year Ended December 31, 2024
Operating activities
Net cash (used in) provided by operating activities from continuing operations	(29,459)
Net cash provided by (used in) operating activities from discontinued operations	(205)
Net cash (used in) provided by operating activities	(29,664)
Investing activities
Net cash provided by investing activities from continuing operations	34,291
Financing activities
Repurchases of convertible senior notes	—
Proceeds from the issuance of common stock in at-the-market offering, net of offering costs	—
Net cash provided by (used in) financing activities from continuing operations	—
Net decrease in cash, cash equivalents and restricted cash	4,627
Cash, cash equivalents and restricted cash at the beginning of period	1,568
Cash, cash equivalents and restricted cash at the end of period	$6,195